Discontinued Operations - Schedule of Assets and Liabilities from the Discontinued Operations in the Consolidated Balance Sheets (Details) ¥ in Thousands	Dec. 31, 2025 CNY (¥)
Schedule of Assets and Liabilities from the Discontinued Operations in the Consolidated Balance Sheets [Abstract]
Consideration	¥ 30,240